Columbia Flexible Capital Income Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 36.2%
Issuer	Shares	Value ($)
Communication Services 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	475,000	13,304,750
Comcast Corp., Class A	225,000	6,966,000
Verizon Communications, Inc.	250,000	12,535,000
Total		32,805,750
Media 0.0%
Versant Media Group, Inc.(a)	9,000	299,880
Total Communication Services		33,105,630
Consumer Discretionary 2.0%
Broadline Retail 0.5%
Macy’s, Inc.	325,000	6,428,500
Hotels, Restaurants & Leisure 0.7%
Darden Restaurants, Inc.	45,000	9,623,250
Household Durables 0.3%
Newell Brands, Inc.	750,000	3,412,500
Specialty Retail 0.5%
Best Buy Co., Inc.	100,000	6,197,000
Total Consumer Discretionary		25,661,250
Consumer Staples 3.2%
Beverages 1.0%
PepsiCo, Inc.	80,000	13,579,200
Food Products 0.8%
Mondelez International, Inc., Class A	165,000	10,160,700
Personal Care Products 0.6%
Kenvue, Inc.	400,000	7,648,000
Tobacco 0.8%
Philip Morris International, Inc.	55,000	10,275,650
Total Consumer Staples		41,663,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Chevron Corp.	72,500	13,540,100
Diamondback Energy, Inc.	42,500	7,398,400
EOG Resources, Inc.	85,000	10,546,800
Exxon Mobil Corp.	65,000	9,912,500
Total		41,397,800
Total Energy		41,397,800
Financials 6.2%
Banks 2.4%
JPMorgan Chase & Co.	32,500	9,759,750
M&T Bank Corp.	45,000	9,764,100
U.S. Bancorp	215,000	11,751,900
Total		31,275,750
Capital Markets 2.2%
Ares Capital Corp.	500,000	9,310,000
Blackstone Secured Lending Fund	275,000	6,567,000
Morgan Stanley	75,000	12,488,250
Total		28,365,250
Financial Services 0.0%
Clovis Liquidation Trust(a),(b),(c)	11,789,772	147,372
Insurance 0.7%
MetLife, Inc.	125,000	9,008,750
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Starwood Property Trust, Inc.	700,000	12,467,000
Total Financials		81,264,122
Health Care 5.5%
Biotechnology 1.5%
AbbVie, Inc.	42,500	9,863,400
Amgen, Inc.	25,000	9,704,000
Total		19,567,400
Health Care Equipment & Supplies 0.5%
Medtronic PLC	70,000	6,836,200
Health Care Providers & Services 1.1%
CVS Health Corp.	175,000	13,982,500

Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	215,000	13,409,550
Merck & Co., Inc.	110,000	13,620,200
Pfizer, Inc.	145,000	4,009,250
Total		31,039,000
Total Health Care		71,425,100
Industrials 3.0%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	15,000	9,871,200
RTX Corp.	32,500	6,585,150
Total		16,456,350
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	65,000	7,537,400
Ground Transportation 0.5%
Union Pacific Corp.	25,000	6,624,500
Machinery 0.6%
Stanley Black & Decker, Inc.	90,000	7,784,100
Total Industrials		38,402,350
Information Technology 4.1%
Communications Equipment 1.0%
Cisco Systems, Inc.	160,000	12,713,600
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	67,500	10,150,650
IT Services 0.4%
International Business Machines Corp.	25,000	6,005,250
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc.	16,500	5,272,575
Texas Instruments, Inc.	60,000	12,726,600
Total		17,999,175
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	375,000	7,121,250
Total Information Technology		53,989,925
Materials 1.7%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	140,000	8,052,800
Nutrien Ltd.	92,500	6,943,975
Total		14,996,775
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
International Paper Co.	165,000	7,185,750
Total Materials		22,182,525
Real Estate 2.7%
Industrial REITs 0.7%
Prologis, Inc.	60,000	8,554,200
Office REITs 0.5%
BXP, Inc.	110,000	6,333,800
Residential REITs 0.5%
Invitation Homes, Inc.	240,000	6,321,600
Retail REITs 0.5%
Realty Income Corp.	100,000	6,700,000
Specialized REITs 0.5%
VICI Properties, Inc.	225,000	6,797,250
Total Real Estate		34,706,850
Utilities 2.1%
Electric Utilities 1.5%
Duke Energy Corp.	50,000	6,542,500
Entergy Corp.	62,500	6,694,375
FirstEnergy Corp.	125,000	6,395,000
Total		19,631,875
Gas Utilities 0.6%
UGI Corp.	195,000	7,294,950
Total Utilities		26,926,825
Total Common Stocks (Cost $357,024,998)		470,725,927

Convertible Bonds 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Intuitive Machines, Inc.(d)
10/01/2030	2.500%	4,000,000	6,486,400
Automotive 0.4%
Rivian Automotive, Inc.
03/15/2029	4.625%	5,000,000	5,442,936
Brokerage/Asset Managers/Exchanges 1.1%
Galaxy Digital Holdings LP(d)
12/01/2029	2.500%	2,200,000	2,680,066
05/01/2031	0.500%	7,000,000	5,194,000
Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WisdomTree, Inc.(d)
08/15/2030	4.625%	5,500,000	6,517,500
Total			14,391,566
Cable and Satellite 0.5%
BlackSky Technology, Inc.(d)
08/01/2033	8.250%	5,800,000	6,398,605
Consumer Products 0.4%
LCI Industries(d)
03/01/2030	3.000%	4,500,000	5,708,250
Diversified Manufacturing 0.5%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,500,000	6,586,800
Electric 1.8%
PG&E Corp.
12/01/2027	4.250%	6,000,000	6,412,800
PPL Capital Funding, Inc.(d)
12/01/2030	3.000%	6,500,000	6,805,500
WEC Energy Group, Inc.
06/01/2029	4.375%	8,000,000	9,996,000
Total			23,214,300
Finance Companies 0.5%
Hercules Capital, Inc.(d)
09/01/2028	4.750%	6,400,000	6,170,240
Health Care 0.5%
Oscar Health, Inc.(d)
09/01/2030	2.250%	7,000,000	6,856,500
Healthcare REIT 0.5%
Welltower OP LLC(d)
07/15/2029	3.125%	4,000,000	6,628,000
Leisure 0.5%
Live Nation Entertainment, Inc.
01/15/2030	2.875%	6,000,000	6,720,000
Metals and Mining 0.3%
Caledonia Mining Corp. PLC(d)
01/15/2033	5.875%	3,000,000	3,516,000
Other Financial Institutions 0.6%
MARA Holdings, Inc.(e)
06/01/2031	0.000%	8,500,000	7,403,500
Pharmaceuticals 0.5%
Cytokinetics, Inc.(d)
10/01/2031	1.750%	5,000,000	6,213,398
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.0%
Farfetch Ltd.(f)
05/01/2027	0.000%	8,300,000	31,125
Technology 3.4%
Eos Energy Enterprises, Inc.(d)
06/15/2030	6.750%	800,000	1,184,053
12/01/2031	1.750%	7,000,000	4,721,500
Nebius Group NV(d)
09/15/2032	2.750%	12,500,000	12,368,750
Plug Power, Inc.(d)
12/01/2033	6.750%	3,200,000	3,236,985
Progress Software Corp.
03/01/2030	3.500%	6,500,000	6,534,940
Strategy, Inc.(e)
03/01/2030	0.000%	7,500,000	6,440,250
Super Micro Computer, Inc.
03/01/2029	3.500%	10,500,000	9,748,576
Total			44,235,054
Transportation Services 0.5%
Hertz Corp. (The)(d)
10/01/2030	5.500%	9,000,000	6,210,000
Wireless 0.5%
AST SpaceMobile, Inc.(d)
01/15/2036	2.000%	2,200,000	2,288,000
04/15/2036	2.250%	5,000,000	4,672,500
Total			6,960,500
Total Convertible Bonds (Cost $169,934,544)			169,173,174

Convertible Preferred Stocks 11.8%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Household Durables 0.5%
Whirlpool Corp.	8.500%	135,000	6,629,850
Total Consumer Discretionary			6,629,850
Financials 2.3%
Banks 1.0%
Bank of America Corp.(g)	7.250%	10,500	13,051,605

Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Capital Markets 1.3%
Ares Management Corp.	6.750%	135,000	5,105,700
KKR & Co., Inc.	6.250%	285,000	11,229,000
Total			16,334,700
Total Financials			29,386,305
Health Care 1.0%
Health Care Providers & Services 0.5%
BrightSpring Health Services, Inc.	6.750%	45,000	6,243,834
Life Sciences Tools & Services 0.5%
Bruker Corp.	6.375%	22,500	7,085,925
Total Health Care			13,329,759
Industrials 2.5%
Aerospace & Defense 1.6%
Boeing Co. (The)	6.000%	200,000	14,528,000
VSE Corp.	5.750%	115,000	6,664,250
Total			21,192,250
Trading Companies & Distributors 0.9%
QXO, Inc.	5.500%	180,000	11,950,807
Total Industrials			33,143,057
Information Technology 2.8%
Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc.	7.500%	185,000	11,997,250
Software 1.0%
Oracle Corp.	6.500%	275,000	12,614,250
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	7.625%	200,000	11,867,968
Total Information Technology			36,479,468
Materials 0.5%
Chemicals 0.5%
Albemarle Corp.	7.250%	90,000	6,429,088
Total Materials			6,429,088
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 2.2%
Electric Utilities 2.2%
NextEra Energy, Inc.	7.299%	175,000	9,966,322
PG&E Corp.	6.000%	165,000	7,621,322
Southern Co. (The)	7.125%	200,000	10,721,799
Total			28,309,443
Total Utilities			28,309,443
Total Convertible Preferred Stocks (Cost $139,277,801)			153,706,970

Corporate Bonds & Notes 37.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
05/01/2054	6.858%	5,500,000	6,310,869
United Technologies Corp.
06/01/2042	4.500%	6,800,000	6,251,626
Total			12,562,495
Airlines 0.5%
American Airlines, Inc.(d)
02/15/2028	7.250%	6,000,000	6,113,822
Apartment REIT 0.5%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	6,300,000	6,241,393
Automotive 1.5%
American Axle & Manufacturing, Inc.(d)
10/15/2033	7.750%	6,000,000	6,096,002
Nissan Motor Co., Ltd.(d)
07/17/2030	7.500%	6,000,000	6,332,619
Rivian Holdings/Automotive LLC(d)
01/15/2031	10.000%	7,000,000	6,622,463
Total			19,051,084
Banking 1.5%
Citigroup, Inc.(h)
Subordinated
09/19/2039	5.411%	6,500,000	6,537,165
JPMorgan Chase & Co.(g),(h)
	6.500%	5,800,000	6,049,152
JPMorgan Chase & Co.(h)
04/22/2052	3.328%	9,000,000	6,431,737
Total			19,018,054
Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.5%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	7,500,000	6,668,513
Cable and Satellite 0.2%
Telesat Canada/LLC(d)
10/15/2027	6.500%	7,114,000	3,228,899
Chemicals 1.7%
INEOS Finance PLC(d)
04/15/2029	7.500%	7,000,000	6,239,532
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	6,800,000	6,117,425
Olympus Water US Holding Corp.(d)
10/01/2029	6.250%	9,500,000	9,327,048
Total			21,684,005
Construction Machinery 0.0%
Vortex Opco LLC.(d),(f)
04/30/2030	0.000%	7,837,500	116,243
Consumer Products 1.4%
Mattel, Inc.(d)
04/01/2029	3.750%	2,600,000	2,548,286
Mattel, Inc.
10/01/2040	6.200%	2,770,000	2,833,418
11/01/2041	5.450%	1,100,000	1,041,803
Newell Brands, Inc.(h)
04/01/2036	7.375%	3,900,000	3,925,583
Newell Brands, Inc.
04/01/2046	7.000%	5,700,000	5,058,689
SWF Escrow Issuer Corp.(d)
10/01/2029	6.500%	10,500,000	2,429,029
Total			17,836,808
Electric 3.6%
Duke Energy Corp.(h)
09/01/2054	6.450%	6,100,000	6,427,194
Entergy Corp.(h)
12/01/2054	7.125%	6,000,000	6,280,131
Entergy Louisiana LLC
03/15/2055	5.800%	6,000,000	6,094,223
FirstEnergy Corp.
03/01/2050	3.400%	18,000,000	12,600,838
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,500,000	6,473,361
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Electric Power Co.
10/01/2054	5.050%	10,300,000	9,631,452
Total			47,507,199
Food and Beverage 1.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	9,000,000	8,999,549
United Natural Foods, Inc.(d)
10/15/2028	6.750%	7,100,000	7,116,407
Total			16,115,956
Gaming 0.8%
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	12,000,000	10,883,666
Health Care 2.1%
Acadia Healthcare Co., Inc.(d)
04/15/2029	5.000%	6,500,000	6,364,810
03/15/2033	7.375%	3,300,000	3,403,723
CVS Health Corp.(h)
03/10/2055	7.000%	6,000,000	6,311,206
Quotient Ltd.(b),(c),(d),(i)
04/15/2030	12.000%	2,210,521	2,144,205
Star Parent, Inc.(d)
10/01/2030	9.000%	8,500,000	8,629,895
Total			26,853,839
Independent Energy 2.5%
Hilcorp Energy I LP/Finance Co.(d)
04/15/2030	6.000%	13,000,000	12,815,412
Occidental Petroleum Corp.
07/15/2044	4.500%	11,572,000	9,485,527
04/15/2046	4.400%	12,200,000	9,986,020
Total			32,286,959
Life Insurance 0.5%
MetLife, Inc.
07/15/2052	5.000%	7,000,000	6,328,260
Media and Entertainment 2.8%
Clear Channel Outdoor Holdings, Inc.(d)
04/15/2028	7.750%	12,200,000	12,301,018
Deluxe Corp.(d)
06/01/2029	8.000%	6,500,000	6,581,117
Lions Gate Capital Holdings LLC(d)
04/15/2029	5.500%	14,500,000	11,355,639
Mav Acquisition Corp.(d)
08/01/2029	8.000%	6,000,000	5,962,380
Total			36,200,154

Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.5%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	6,000,000	6,425,152
Oil Field Services 1.2%
Nabors Industries, Inc.(d)
08/15/2031	8.875%	6,000,000	6,214,189
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	5,061,539	5,189,819
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	4,214,414	4,304,563
Total			15,708,571
Other Financial Institutions —%
WeWork Companies US LLC(b),(c),(d)
08/15/2027	0.000%	6,975,000	0
Other REIT 0.5%
Prologis LP
03/15/2054	5.250%	6,500,000	6,260,573
Packaging 0.9%
Mauser Packaging Solutions Holding Co.(d)
04/15/2030	9.250%	11,500,000	11,329,064
Pharmaceuticals 1.4%
1261229 BC Ltd.(d)
04/15/2032	10.000%	6,100,000	6,336,901
AbbVie, Inc.
03/15/2055	5.600%	6,000,000	6,065,459
Organon & Co./Foreign Debt Co-Issuer BV(d)
05/15/2034	7.875%	4,500,000	4,192,993
Organon Finance 1 LLC(d)
04/30/2031	5.125%	2,000,000	1,773,789
Total			18,369,142
Railroads 0.5%
Union Pacific Corp.
02/20/2035	5.100%	6,100,000	6,361,170
Restaurants 0.9%
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2030	6.750%	13,000,000	12,264,236
Retailers 1.2%
Magic MergeCo, Inc.(d)
05/01/2029	7.875%	9,700,000	9,740,025
Michaels Cos., Inc. (The)(d),(j)
03/15/2034	11.000%	7,000,000	6,562,403
Total			16,302,428
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/31/2031	5.500%	2,739,000	2,757,570
Safeway, Inc.
02/01/2031	7.250%	5,500,000	5,973,160
Total			8,730,730
Technology 6.6%
APLD ComputeCo LLC(d)
12/15/2030	9.250%	9,000,000	9,447,923
Broadcom, Inc.
02/15/2041	3.500%	7,800,000	6,465,265
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	6,500,000	6,334,255
CoreWeave, Inc.(d)
06/01/2030	9.250%	10,000,000	9,793,291
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	7,000,000	6,441,195
International Business Machines Corp.
02/06/2053	5.100%	6,800,000	6,170,180
Minerva Merger Sub, Inc.(d)
02/15/2030	6.500%	10,000,000	9,402,092
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	9,655,000	9,684,284
Oracle Corp.
02/04/2046	6.550%	6,600,000	6,439,579
Picard Midco, Inc.(d)
03/31/2029	6.500%	6,500,000	6,373,573
Rocket Software, Inc.(d)
02/15/2029	6.500%	11,000,000	9,219,570
Total			85,771,207
Transportation Services 0.4%
Hertz Corp. (The)(d)
07/15/2029	12.625%	6,500,000	5,986,016
Total Corporate Bonds & Notes (Cost $498,769,035)			482,205,638

Preferred Debt 0.4%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.4%
Citigroup Capital XIII(h)
10/30/2040	10.299%	200,000	5,946,000
Total Preferred Debt (Cost $5,262,419)			5,946,000
Columbia Flexible Capital Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Flexible Capital Income Fund, February 28, 2026 (Unaudited)

Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Utilities 0.3%
Electric Utilities 0.3%
PPL Corp.	7.000%	67,500	3,482,325
Total Utilities			3,482,325
Total Preferred Stocks (Cost $3,381,425)			3,482,325

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	24,163	0
Quotient Ltd.(a),(b),(c) 07/06/2027	111,309	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(k),(l)	10,003,812	10,001,811
Total Money Market Funds (Cost $10,000,435)		10,001,811
Total Investments in Securities (Cost: $1,183,650,657)		1,295,241,845
Other Assets & Liabilities, Net		4,926,208
Net Assets		1,300,168,053
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $2,291,577, which represents 0.18% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $398,917,144, which represents 30.68% of total net assets.

(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	197,401	267,323,801	(257,520,747)	1,356	10,001,811	1,315	337,152	10,003,812
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Flexible Capital Income Fund  | 2026

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3QT148_05_T01_(04/26)